Investments in associates and joint ventures (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Jointly Controlled by Banco Santander	R$ 134,304	R$ 91,247	R$ 60,813
Banco RCI Brasil S.A.	138,067	95,674	66,229
Núclea S.A.
Estruturadora Brasileira de Projetos S.A. - EBP	41	(8)	20
Gestora de Inteligência de Crédito	(3,804)	(4,419)	(5,436)
Jointly Controlled by Santander Corretora de Seguros	1,197	700	353
Webmotors S.A.
Hyundai Corretora de Seguros	1,197	700	353
Significant Influence of Banco Santander	253,276	184,987	128,414
Núclea S.A.	111,109	106,160	109,223
Pluxee Benefícios Brasil S.A.	110,797	53,039
Santander Auto S.A.	36,489	25,788	19,191
FIDC Creditórios Multisegmentos NPL Ipanema X Responsabilidade Limitada	(5,119)
Significant Influence of Santander Corretora de Seguros	69,536	36,052	49,656
Tecnologia Bancária S.A. - TECBAN	1,633	2,868	2,435
PSA Corretora de Seguros e Serviços Ltda.			1,925
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	6,294	(1,538)	2
BIOMAS – Serviços Ambientais, Restauração e Carbono S.A.	(6,476)	(5,663)	(1,415)
Webmotors S.A.	68,085	40,385	46,709
Total	R$ 458,313	R$ 312,986	R$ 239,236